Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) in Thousands(5)
2026	$2,899,920	$(920,990)	$2,318,829	$(1,104,068)	$43.13	$62,189
2025	$3,487,527	$2,988,658	$2,392,450	$2,075,886	$122.05	$47,580
2024	$3,017,136	$5,295,604	$2,296,500	$4,456,859	$141.54	$(34,125)

(1)	Our principal executive officer for each of the fiscal years reflected in this table was our Chief Executive Officer, Timothy R. Danker.
(2)	Represents the amount of “compensation actually paid” to Mr. Danker, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
					2026	2025	2024
		Reported Summary Compensation Table Total for PEO:			$2,899,920	$3,487,527	$3,017,136
		Deduct Reported Value of Equity Awards:			$(1,595,200)	$(2,212,143)	$(1,566,000)
		Equity Award Adjustments:			$(2,225,710)	$1,713,274	$3,844,468
		Compensation Actually Paid to PEO:			$(920,990)	$2,988,658	$5,295,604

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	2026	$712,896	$(2,495,957)	$—	$(442,649)	$—	$(2,225,710)
	2025	$1,736,794	$(937,425)	$—	$913,905	$—	$1,713,274
	2024	$3,140,500	$713,431	$—	$(9,463)	$—	$3,844,468

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(3)	Our non-PEO named executive officers for the 2025 fiscal year were our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; our Chief Operating Officer, William T. Grant III; and our General Counsel and Secretary, Daniel A. Boulware. Our non-PEO named executive officers for the 2024 and 2026 fiscal years were Mr. Robert Grant and Mr. William Grant III.
(4)	Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Messrs. Clement, Robert Grant, William Grant III, and Boulware. Amounts shown for the 2024 and 2026 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
					2026	2025	2024
		Average Reported Summary Compensation Table Total for non-PEO NEOs:			$2,318,829	$2,392,450	$2,296,500
		Deduct Average Reported Value of Equity Awards:			$(1,429,035)	$(1,463,239)	$(1,284,626)
		Average Equity Award Adjustments:			$(1,993,862)	$1,146,675	$3,444,985
		Average Compensation Actually Paid to non-PEO NEOs:			$(1,104,068)	$2,075,886	$4,456,859

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	2026	$638,636	$(2,235,959)	$—	$(396,539)	$—	$(1,993,862)
	2025	$1,148,816	$(551,454)	$—	$549,313	$—	$1,146,675
	2024	$2,813,365	$640,515	$—	$(8,895)	$—	$3,444,985

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(5)	Represents net income (loss) as reported in our audited financial statements for the year indicated.

Named Executive Officers, Footnote	Our non-PEO named executive officers for the 2025 fiscal year were our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; our Chief Operating Officer, William T. Grant III; and our General Counsel and Secretary, Daniel A. Boulware. Our non-PEO named executive officers for the 2024 and 2026 fiscal years were Mr. Robert Grant and Mr. William Grant III.
Peer Group Issuers, Footnote	Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Messrs. Clement, Robert Grant, William Grant III, and Boulware. Amounts shown for the 2024 and 2026 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
PEO Total Compensation Amount	$ 2,899,920	$ 3,487,527	$ 3,017,136
PEO Actually Paid Compensation Amount	$ (920,990)	2,988,658	5,295,604
Adjustment To PEO Compensation, Footnote
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) in Thousands(5)
2026	$2,899,920	$(920,990)	$2,318,829	$(1,104,068)	$43.13	$62,189
2025	$3,487,527	$2,988,658	$2,392,450	$2,075,886	$122.05	$47,580
2024	$3,017,136	$5,295,604	$2,296,500	$4,456,859	$141.54	$(34,125)

(1)	Our principal executive officer for each of the fiscal years reflected in this table was our Chief Executive Officer, Timothy R. Danker.
(2)	Represents the amount of “compensation actually paid” to Mr. Danker, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
					2026	2025	2024
		Reported Summary Compensation Table Total for PEO:			$2,899,920	$3,487,527	$3,017,136
		Deduct Reported Value of Equity Awards:			$(1,595,200)	$(2,212,143)	$(1,566,000)
		Equity Award Adjustments:			$(2,225,710)	$1,713,274	$3,844,468
		Compensation Actually Paid to PEO:			$(920,990)	$2,988,658	$5,295,604

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	2026	$712,896	$(2,495,957)	$—	$(442,649)	$—	$(2,225,710)
	2025	$1,736,794	$(937,425)	$—	$913,905	$—	$1,713,274
	2024	$3,140,500	$713,431	$—	$(9,463)	$—	$3,844,468

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(3)	Our non-PEO named executive officers for the 2025 fiscal year were our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; our Chief Operating Officer, William T. Grant III; and our General Counsel and Secretary, Daniel A. Boulware. Our non-PEO named executive officers for the 2024 and 2026 fiscal years were Mr. Robert Grant and Mr. William Grant III.
(4)	Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Messrs. Clement, Robert Grant, William Grant III, and Boulware. Amounts shown for the 2024 and 2026 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
					2026	2025	2024
		Average Reported Summary Compensation Table Total for non-PEO NEOs:			$2,318,829	$2,392,450	$2,296,500
		Deduct Average Reported Value of Equity Awards:			$(1,429,035)	$(1,463,239)	$(1,284,626)
		Average Equity Award Adjustments:			$(1,993,862)	$1,146,675	$3,444,985
		Average Compensation Actually Paid to non-PEO NEOs:			$(1,104,068)	$2,075,886	$4,456,859

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	2026	$638,636	$(2,235,959)	$—	$(396,539)	$—	$(1,993,862)
	2025	$1,148,816	$(551,454)	$—	$549,313	$—	$1,146,675
	2024	$2,813,365	$640,515	$—	$(8,895)	$—	$3,444,985

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(5)	Represents net income (loss) as reported in our audited financial statements for the year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 2,318,829	2,392,450	2,296,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,104,068)	2,075,886	4,456,859
Adjustment to Non-PEO NEO Compensation Footnote
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) in Thousands(5)
2026	$2,899,920	$(920,990)	$2,318,829	$(1,104,068)	$43.13	$62,189
2025	$3,487,527	$2,988,658	$2,392,450	$2,075,886	$122.05	$47,580
2024	$3,017,136	$5,295,604	$2,296,500	$4,456,859	$141.54	$(34,125)

(1)	Our principal executive officer for each of the fiscal years reflected in this table was our Chief Executive Officer, Timothy R. Danker.
(2)	Represents the amount of “compensation actually paid” to Mr. Danker, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
					2026	2025	2024
		Reported Summary Compensation Table Total for PEO:			$2,899,920	$3,487,527	$3,017,136
		Deduct Reported Value of Equity Awards:			$(1,595,200)	$(2,212,143)	$(1,566,000)
		Equity Award Adjustments:			$(2,225,710)	$1,713,274	$3,844,468
		Compensation Actually Paid to PEO:			$(920,990)	$2,988,658	$5,295,604

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	2026	$712,896	$(2,495,957)	$—	$(442,649)	$—	$(2,225,710)
	2025	$1,736,794	$(937,425)	$—	$913,905	$—	$1,713,274
	2024	$3,140,500	$713,431	$—	$(9,463)	$—	$3,844,468

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(3)	Our non-PEO named executive officers for the 2025 fiscal year were our Chief Financial Officer, Ryan M. Clement; our President, Robert Grant; our Chief Operating Officer, William T. Grant III; and our General Counsel and Secretary, Daniel A. Boulware. Our non-PEO named executive officers for the 2024 and 2026 fiscal years were Mr. Robert Grant and Mr. William Grant III.
(4)	Represents the average amount of “compensation actually paid” to our non-PEO named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, for the fiscal year indicated. Amount shown for the 2025 fiscal year is calculated based on the annual compensation of each of Messrs. Clement, Robert Grant, William Grant III, and Boulware. Amounts shown for the 2024 and 2026 fiscal years are calculated based on the annual compensation of each of Messrs. Robert Grant and William Grant III. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine compensation actually paid:
					2026	2025	2024
		Average Reported Summary Compensation Table Total for non-PEO NEOs:			$2,318,829	$2,392,450	$2,296,500
		Deduct Average Reported Value of Equity Awards:			$(1,429,035)	$(1,463,239)	$(1,284,626)
		Average Equity Award Adjustments:			$(1,993,862)	$1,146,675	$3,444,985
		Average Compensation Actually Paid to non-PEO NEOs:			$(1,104,068)	$2,075,886	$4,456,859

	The “Equity Award Adjustments” shown in the above table were calculated as follows:

	Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
	2026	$638,636	$(2,235,959)	$—	$(396,539)	$—	$(1,993,862)
	2025	$1,148,816	$(551,454)	$—	$549,313	$—	$1,146,675
	2024	$2,813,365	$640,515	$—	$(8,895)	$—	$3,444,985

Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

(5)	Represents net income (loss) as reported in our audited financial statements for the year indicated.

Equity Valuation Assumption Difference, Footnote
Assumptions: Represents the aggregate fair value as of the indicated fiscal year-end of outstanding and unvested equity awards granted during such fiscal year. PVU fair values are calculated using the stock price and a Monte Carlo simulation as of the measurement date. RSU fair values as of the measurement date are calculated using the stock price on the measurement date.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs, and our cumulative total shareholder return over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and average Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 62,189	47,580,000	(34,125)
Peer Group Total Shareholder Return Amount	43.13	122.05	141.54
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,595,200)	(2,212,143)	(1,566,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,225,710)	1,713,274	3,844,468
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,896	1,736,794	3,140,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,495,957)	(937,425)	713,431
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,649)	913,905	(9,463)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,225,710)	1,713,274	3,844,468
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,429,035)	(1,463,239)	(1,284,626)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,993,862)	1,146,675	3,444,985
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,636	1,148,816	2,813,365
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,235,959)	(551,454)	640,515
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(396,539)	549,313	(8,895)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0